Eaton Vance

High Income Opportunities Fund

July 31, 2021 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2021, the value of the Fund’s investment in the Portfolio was $727,662,563 and the Fund owned 76.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	$1,000	$1,000,823
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 6.29%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(3)	1,000	1,000,538
Wellfleet CLO, Ltd., Series 2021-2A, Class E, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,960,000

Total Asset-Backed Securities (identified cost $3,960,000)		$3,961,361

Commercial Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$3,190	$2,911,709

Total Commercial Mortgage-Backed Securities (identified cost $3,035,312)		$2,911,709

Common Stocks — 3.9%

Security	Shares	Value
Building Materials — 0.2%
AZEK Co., Inc. (The)(5)	62,458	$2,271,597

		$2,271,597

Chemicals — 0.3%
OCI NV(5)	125,000	$3,032,368

		$3,032,368

Consumer Products — 0.4%
HF Holdings, Inc.(5)(6)(7)	13,600	$776,832
Tempur Sealy International, Inc.	64,000	2,769,280

		$3,546,112

Energy — 0.7%
Ascent CNR Corp., Class A(5)(6)(7)	6,273,462	$941,019
Cheniere Energy Partners, L.P.	56,696	2,396,540
Cheniere Energy, Inc.(5)	27,181	2,308,483
Extraction Oil & Gas, Inc.(5)	30,374	1,351,339
Nine Point Energy Holdings, Inc.(5)(6)(7)	31,737	0

		$6,997,381

Security	Shares	Value
Environmental — 0.2%
GFL Environmental, Inc.	$65,500	$2,283,985

		$2,283,985

Gaming — 0.3%
Caesars Entertainment, Inc.(5)	30,000	$2,620,800
New Cotai Participation Corp., Class B(5)(6)(7)	7	0

		$2,620,800

Homebuilders & Real Estate — 0.3%
VICI Properties, Inc.	76,000	$2,370,440

		$2,370,440

Services — 0.4%
Hertz Global Holdings, Inc. (non-registered)(5)(17)	269,760	$3,388,860

		$3,388,860

Utility — 1.1%
FirstEnergy Corp.	60,000	$2,299,200
NextEra Energy Partners, L.P.	45,000	3,488,850
NRG Energy, Inc.	60,000	2,474,400
Vistra Corp.	100,000	1,915,000

		$10,177,450

Total Common Stocks (identified cost $35,209,968)		$36,688,993

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.1%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$973	$1,011,336

		$1,011,336

Leisure — 0.1%
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23	$277	$356,535

		$356,535

Technology — 0.2%
ams AG, 0.875%, 9/28/22(8)	$2,000	$1,953,595

		$1,953,595

Total Convertible Bonds (identified cost $3,115,139)		$3,321,466

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(5)(6)(7)	591	$0

		$0

Security	Shares		Value
Environmental — 0.2%
GFL Environmental, Inc., 6.00%		21,767	$1,768,133

			$1,768,133

Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%		36,441	$2,048,713

			$2,048,713

Total Convertible Preferred Stocks (identified cost $3,582,072)			$3,816,846

Corporate Bonds — 84.8%

Security	Principal Amount* (000’s omitted)		Value
Aerospace — 3.1%
Bombardier, Inc.:
7.125%, 6/15/26(1)		1,033	$1,075,601
7.50%, 12/1/24(1)		467	486,264
7.875%, 4/15/27(1)		2,439	2,528,084
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		1,501	1,541,962
4.125%, 4/15/29(1)		1,016	1,042,858
Howmet Aerospace, Inc., 6.875%, 5/1/25		1,637	1,907,040
Moog, Inc., 4.25%, 12/15/27(1)		1,596	1,648,868
Rolls-Royce PLC, 5.75%, 10/15/27(1)		4,291	4,693,281
Science Applications International Corp., 4.875%, 4/1/28(1)		1,777	1,867,458
TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,677,366
TransDigm, Inc.:
4.625%, 1/15/29(1)		1,677	1,674,971
5.50%, 11/15/27		2,914	3,012,347
6.25%, 3/15/26(1)		4,436	4,657,800
7.50%, 3/15/27		1,705	1,808,835

			$29,622,735

Air Transportation — 1.1%
Air Canada:
3.875%, 8/15/26(1)(9)		1,141	$1,145,165
4.625%, 8/15/29(1)(9)	CAD	1,045	837,608
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		2,780	2,912,050
5.75%, 4/20/29(1)		2,780	3,002,206
United Airlines, Inc.:
4.375%, 4/15/26(1)		1,156	1,190,830
4.625%, 4/15/29(1)		1,799	1,852,970

			$10,940,829

Automotive & Auto Parts — 5.5%
Clarios Global, L.P., 6.75%, 5/15/25(1)		653	$694,381
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(8)	EUR	2,308	2,834,538
8.50%, 5/15/27(1)		4,533	4,901,306

Security	Principal Amount* (000’s omitted)	Value
Ford Motor Co.:
4.75%, 1/15/43	2,651	$2,913,754
7.45%, 7/16/31	2,209	2,928,151
8.50%, 4/21/23	2,974	3,305,541
9.00%, 4/22/25	2,226	2,742,877
9.625%, 4/22/30	1,866	2,696,818
Ford Motor Credit Co., LLC:
1.391%, (3 mo. USD LIBOR + 1.24%), 2/15/23(3)	539	537,141
1.416%, (3 mo. USD LIBOR + 1.27%), 3/28/22(3)	383	381,870
2.90%, 2/16/28	568	569,491
3.087%, 1/9/23	538	548,843
3.339%, 3/28/22	859	869,858
3.37%, 11/17/23	1,626	1,686,975
3.813%, 10/12/21	702	706,187
3.815%, 11/2/27	3,494	3,677,435
4.00%, 11/13/30	1,461	1,547,009
4.125%, 8/17/27	4,684	5,017,735
4.25%, 9/20/22	778	801,278
4.271%, 1/9/27	752	811,934
4.375%, 8/6/23	507	532,603
5.584%, 3/18/24	403	439,693
5.596%, 1/7/22	1,608	1,636,502
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(1)	2,856	3,008,467
5.25%, 7/15/31(1)	2,301	2,430,581
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	2,124	2,198,659
Wheel Pros, Inc., 6.50%, 5/15/29(1)	1,812	1,843,583

		$52,263,210

Banking & Thrifts — 0.3%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(10)(11)	2,385	$2,471,456

		$2,471,456

Broadcasting — 3.1%
Audacy Capital Corp., 6.75%, 3/31/29(1)	2,316	$2,365,087
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,345	1,944,281
iHeartCommunications, Inc.:
6.375%, 5/1/26	171	180,173
8.375%, 5/1/27	1,621	1,726,850
Netflix, Inc.:
4.875%, 4/15/28	640	748,749
4.875%, 6/15/30(1)	1,236	1,490,783
5.875%, 2/15/25	2,155	2,484,155
5.875%, 11/15/28	4,030	5,013,179
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,961	1,958,549
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	590	590,551
Sirius XM Radio, Inc.:
4.125%, 7/1/30(1)	3,608	3,727,064
5.00%, 8/1/27(1)	2,980	3,117,959

Security	Principal Amount* (000’s omitted)		Value
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,038	$2,175,565
Univision Communications, Inc., 4.50%, 5/1/29(1)		1,583	1,588,889

			$29,111,834

Building Materials — 1.4%
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		1,593	$1,630,834
5.00%, 3/1/30(1)		2,685	2,861,593
Masonite International Corp., 5.375%, 2/1/28(1)		1,059	1,128,952
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		4,450	4,756,427
Standard Industries, Inc.:
4.375%, 7/15/30(1)		1,831	1,888,420
5.00%, 2/15/27(1)		690	712,425

			$12,978,651

Cable & Satellite TV — 2.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/30(1)		5,232	$5,500,140
4.50%, 5/1/32		1,500	1,574,572
4.75%, 3/1/30(1)		3,055	3,241,973
5.00%, 2/1/28(1)		1,895	1,989,276
5.375%, 6/1/29(1)		868	947,053
CSC Holdings, LLC:
3.375%, 2/15/31(1)		1,435	1,365,151
5.25%, 6/1/24		385	416,474
5.75%, 1/15/30(1)		3,112	3,247,668
6.50%, 2/1/29(1)		201	222,273
7.50%, 4/1/28(1)		1,273	1,390,752
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 5.875%, 8/15/27(1)(9)		2,039	2,110,671
Ziggo B.V.:
4.875%, 1/15/30(1)		926	958,128
5.50%, 1/15/27(1)		2,167	2,249,552

			$25,213,683

Capital Goods — 0.9%
Frigoglass Finance B.V., 6.875%, 2/12/25(8)	EUR	3,000	$3,120,798
Madison IAQ, LLC:
4.125%, 6/30/28(1)		1,351	1,354,675
5.875%, 6/30/29(1)		2,316	2,343,676
Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,710	1,747,697

			$8,566,846

Chemicals — 1.5%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		1,572	$1,684,131
NOVA Chemicals Corp., 4.25%, 5/15/29(1)		1,728	1,750,991
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		3,061	3,159,120
OCI N.V., 5.25%, 11/1/24(1)		663	682,751
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)		1,290	1,278,796
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,214,749

Security	Principal Amount* (000’s omitted)		Value
Valvoline, Inc.:
3.625%, 6/15/31(1)		1,154	$1,150,648
4.25%, 2/15/30(1)		1,326	1,381,884
W.R. Grace & Co., 4.875%, 6/15/27(1)		1,829	1,934,168

			$14,237,238

Consumer Products — 0.4%
Central Garden & Pet Co., 5.125%, 2/1/28		1,851	$1,969,751
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)		712	756,454
5.50%, 7/15/30(1)		791	858,207

			$3,584,412

Containers — 0.3%
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(8)(12)	EUR	1,100	$1,344,694
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,520,523

			$2,865,217

Diversified Financial Services — 2.0%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(10)(11)		2,025	$2,123,213
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,100	2,151,461
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		2,726	2,869,115
6.25%, 5/15/26		2,993	3,150,132
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)(9)		1,858	1,883,548
Mav Acquisition Corp., 8.00%, 8/1/29(1)		2,239	2,193,974
MoneyGram International, Inc., 5.375%, 8/1/26(1)		1,331	1,382,576
MSCI, Inc., 3.625%, 9/1/30(1)		867	913,601
PRA Group, Inc., 7.375%, 9/1/25(1)		2,428	2,625,129

			$19,292,749

Diversified Media — 1.5%
Cars.com, Inc., 6.375%, 11/1/28(1)		1,433	$1,531,784
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(1)		1,630	1,694,157
7.75%, 4/15/28(1)		2,025	2,114,464
National CineMedia, LLC:
5.75%, 8/15/26		1,660	1,387,561
5.875%, 4/15/28(1)		2,260	2,127,394
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		3,040	3,255,080
Urban One, Inc., 7.375%, 2/1/28(1)		1,976	2,117,067

			$14,227,507

Energy — 13.9%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25		3,437	$3,516,017
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		3,039	3,254,756
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		2,542	2,624,615
7.875%, 5/15/26(1)		1,283	1,423,925
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		1,272	1,299,412
Callon Petroleum Co., 8.00%, 8/1/28(1)		1,831	1,722,889

Security	Principal Amount* (000’s omitted)	Value
Centennial Resource Production, LLC:
5.375%, 1/15/26(1)	346	$334,385
6.875%, 4/1/27(1)	2,731	2,693,189
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31(1)	1,552	1,643,646
4.50%, 10/1/29	1,896	2,047,680
5.625%, 10/1/26	2,670	2,760,500
Cheniere Energy, Inc., 4.625%, 10/15/28	1,741	1,840,254
CNX Resources Corp., 6.00%, 1/15/29(1)	1,896	2,012,841
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)	2,812	2,925,042
7.75%, 2/15/26(1)	1,675	1,802,752
Continental Resources, Inc.:
4.375%, 1/15/28	867	961,542
4.90%, 6/1/44	73	84,337
5.75%, 1/15/31(1)	2,140	2,582,648
CrownRock, L.P./CrownRock Finance, Inc.:
5.00%, 5/1/29(1)	2,293	2,400,771
5.625%, 10/15/25(1)	2,960	3,042,214
CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,921,605
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,040	2,094,988
Endeavor Energy Resources, L.P./EER Finance, Inc.:
5.50%, 1/30/26(1)	669	691,599
5.75%, 1/30/28(1)	1,055	1,106,864
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	1,234	1,252,960
4.75%, 1/15/31(1)	1,234	1,257,341
6.00%, 7/1/25(1)	1,116	1,216,808
6.50%, 7/1/27(1)	1,121	1,259,802
EQT Corp.:
5.00%, 1/15/29	489	553,592
7.625%, 2/1/25	614	710,373
8.50%, 2/1/30	900	1,183,451
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	1,551	1,601,105
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	3,313	3,309,554
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(1)	994	1,015,475
6.00%, 2/1/31(1)	794	831,215
Laredo Petroleum, Inc.:
9.50%, 1/15/25	694	713,953
10.125%, 1/15/28	1,045	1,101,289
Matador Resources Co., 5.875%, 9/15/26	2,097	2,134,421
MEG Energy Corp.:
5.875%, 2/1/29(1)	1,017	1,052,707
7.125%, 2/1/27(1)	1,085	1,141,566
Nabors Industries, Inc., 9.00%, 2/1/25(1)	932	963,846
Nabors Industries, Ltd.:
7.25%, 1/15/26(1)	1,037	971,280
7.50%, 1/15/28(1)	1,118	1,017,302

Security	Principal Amount* (000’s omitted)	Value
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	4,311	$4,396,056
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,289	3,326,972
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,560	1,616,581
Occidental Petroleum Corp.:
3.40%, 4/15/26	718	726,131
3.45%, 7/15/24	370	374,967
3.50%, 8/15/29	897	897,076
4.20%, 3/15/48	1,470	1,409,517
4.40%, 8/15/49	1,192	1,158,368
4.625%, 6/15/45	792	797,148
6.125%, 1/1/31	1,739	2,056,715
6.20%, 3/15/40	736	854,779
6.625%, 9/1/30	2,386	2,914,487
8.50%, 7/15/27	3,109	3,885,317
8.875%, 7/15/30	2,667	3,602,464
Ovintiv, Inc.:
6.50%, 8/15/34	69	92,245
6.50%, 2/1/38	2,239	3,052,551
6.625%, 8/15/37	159	216,811
8.125%, 9/15/30	362	498,985
PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(1)	3,609	3,306,746
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)	2,781	2,492,471
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,346,210
7.125%, 1/15/26(1)	1,095	1,131,967
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)	2,176	1,642,369
8.875%, 11/15/24(1)	630	648,087
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,145	1,192,689
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 5/15/29	1,297	1,329,425
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,783	1,836,749
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(1)	1,441	1,491,435
4.875%, 2/1/31(1)	325	351,866
5.50%, 3/1/30	309	341,028
5.875%, 4/15/26	2,105	2,204,988
6.50%, 7/15/27	1,087	1,182,113
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	598	567,646
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,549	1,514,047
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)(9)	1,630	1,668,713
4.125%, 8/15/31(1)(9)	1,449	1,501,526
Western Midstream Operating, L.P.:
4.50%, 3/1/28	224	241,325
4.75%, 8/15/28	224	243,591
5.30%, 2/1/30	1,803	2,026,662

		$132,215,334

Security	Principal Amount* (000’s omitted)	Value
Entertainment & Film — 0.5%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/25(1)	805	$858,524
12.00%, (10.00% cash or 12.00% PIK), 6/15/26(1)(12)	1,794	1,603,388
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	1,766	1,662,309
5.875%, 3/15/26(1)	588	578,445
8.75%, 5/1/25(1)	411	440,263

		$5,142,929

Environmental — 1.0%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$1,082,606
5.125%, 7/15/29(1)	617	673,205
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	2,160	2,169,849
3.75%, 8/1/25(1)	669	688,234
4.75%, 6/15/29(1)	2,943	3,045,711
Tervita Corp., 11.00%, 12/1/25(1)	1,491	1,709,059

		$9,368,664

Food & Drug Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)	921	$998,387
5.875%, 2/15/28(1)	1,807	1,936,101
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,210	1,218,519
Murphy Oil USA, Inc.:
4.75%, 9/15/29	903	960,074
5.625%, 5/1/27	1,190	1,257,568

		$6,370,649

Food, Beverage & Tobacco — 3.5%
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)	644	$672,268
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,760	1,914,000
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	2,352	2,377,472
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	3,319	3,709,215
Kraft Heinz Foods Co.:
3.875%, 5/15/27	1,198	1,327,717
4.25%, 3/1/31	3,233	3,734,346
4.375%, 6/1/46	3,898	4,499,612
4.625%, 10/1/39	611	726,682
4.875%, 10/1/49	800	999,659
5.50%, 6/1/50	1,801	2,416,606
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	3,485	3,545,988
5.50%, 10/15/27(1)	1,504	1,568,557
6.875%, 5/1/25(1)	890	949,870
Post Holdings, Inc.:
4.50%, 9/15/31(1)	984	997,077
4.625%, 4/15/30(1)	2,164	2,207,486
US Foods, Inc., 4.75%, 2/15/29(1)	1,930	1,971,013

		$33,617,568

Security	Principal Amount* (000’s omitted)	Value
Gaming — 2.0%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)	3,256	$3,442,504
8.125%, 7/1/27(1)	2,617	2,881,291
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	1,677	1,692,782
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	3,476	3,486,028
International Game Technology PLC, 4.125%, 4/15/26(1)	1,237	1,290,247
MGM Resorts International, 4.75%, 10/15/28	1,022	1,077,111
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	2,708	2,927,632
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,317	2,434,935

		$19,232,530

Healthcare — 9.0%
AdaptHealth, LLC:
4.625%, 8/1/29(1)	1,282	$1,278,776
6.125%, 8/1/28(1)	1,065	1,120,934
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,560	1,604,561
Bausch Health Americas, Inc.:
8.50%, 1/31/27(1)	4,991	5,402,758
9.25%, 4/1/26(1)	1,420	1,538,925
Bausch Health Cos., Inc.:
5.25%, 1/30/30(1)	604	569,216
5.25%, 2/15/31(1)	604	567,032
5.75%, 8/15/27(1)	760	802,404
6.25%, 2/15/29(1)	655	652,524
7.25%, 5/30/29(1)	1,015	1,054,113
9.00%, 12/15/25(1)	1,815	1,939,491
Centene Corp.:
2.50%, 3/1/31	3,104	3,112,427
3.00%, 10/15/30	3,896	4,054,411
3.375%, 2/15/30	3,823	3,994,137
4.25%, 12/15/27	1,716	1,812,525
4.625%, 12/15/29	3,002	3,293,794
CHS/Community Health Systems, Inc.:
6.125%, 4/1/30(1)	1,454	1,474,901
6.875%, 4/15/29(1)	2,216	2,339,741
DaVita, Inc., 4.625%, 6/1/30(1)	970	1,003,950
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	2,336	2,326,376
Encompass Health Corp.:
4.50%, 2/1/28	998	1,037,920
4.625%, 4/1/31	1,202	1,308,918
4.75%, 2/1/30	1,793	1,918,510
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	1,879	1,870,065
HCA, Inc.:
5.375%, 9/1/26	3,410	3,968,388
5.875%, 2/15/26	2,349	2,733,649
5.875%, 2/1/29	2,038	2,496,550

Security	Principal Amount* (000’s omitted)	Value
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,910	$1,993,352
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)	805	853,449
LifePoint Health, Inc., 5.375%, 1/15/29(1)	2,526	2,516,578
ModivCare, Inc., 5.875%, 11/15/25(1)	1,659	1,765,582
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	2,229	2,367,465
4.375%, 6/15/28(1)	903	945,893
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)	3,760	3,656,036
Owens & Minor, Inc., 4.50%, 3/31/29(1)	1,585	1,626,662
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	2,069	2,201,364
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	3,866	3,590,606
Tenet Healthcare Corp.:
4.625%, 9/1/24(1)	476	487,305
4.625%, 6/15/28(1)	576	596,808
5.125%, 11/1/27(1)	2,855	2,994,181
6.75%, 6/15/23	647	702,804
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	2,326	2,421,948
Varex Imaging Corp., 7.875%, 10/15/27(1)	1,738	1,944,871

		$85,941,900

Homebuilders & Real Estate — 3.8%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,261	$1,319,321
Diversified Healthcare Trust, 4.375%, 3/1/31	558	545,453
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,949,528
Empire Communities Corp., 7.00%, 12/15/25(1)	2,174	2,299,016
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)	1,425	1,423,860
6.00%, 4/15/25(1)	1,287	1,356,292
M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,614,426
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,505	2,714,581
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)	184	185,579
6.25%, 6/15/25(1)	1,219	1,297,174
Service Properties Trust:
3.95%, 1/15/28	2,282	2,142,228
4.95%, 10/1/29	211	204,997
5.00%, 8/15/22	1,515	1,539,725
5.50%, 12/15/27	448	478,353
7.50%, 9/15/25	1,200	1,354,141
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)	1,071	1,209,743
5.875%, 6/15/27(1)	1,493	1,690,009
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)	543	559,969
4.125%, 8/15/30(1)	1,859	1,958,336
4.25%, 12/1/26(1)	778	810,310
4.625%, 12/1/29(1)	4,004	4,296,933

Security	Principal Amount* (000’s omitted)		Value
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(8)	EUR	4,500	$5,330,809
3.50%, 11/1/25(8)	EUR	100	119,959

			$36,400,742

Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		3,882	$4,056,884
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,151	1,175,459
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,960	1,987,067
Hub International, Ltd., 7.00%, 5/1/26(1)		2,448	2,537,389

			$9,756,799

Leisure — 2.5%
Carnival Corp.:
5.75%, 3/1/27(1)		1,786	$1,817,255
7.625%, 3/1/26(1)		785	830,138
11.50%, 4/1/23(1)		830	936,863
Life Time, Inc.:
5.75%, 1/15/26(1)		1,452	1,479,203
8.00%, 4/15/26(1)		1,838	1,927,602
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		1,755	1,671,813
5.875%, 3/15/26(1)		792	798,930
10.25%, 2/1/26(1)		1,068	1,221,525
NCL Finance, Ltd., 6.125%, 3/15/28(1)		485	490,476
Powdr Corp., 6.00%, 8/1/25(1)		2,159	2,268,440
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		883	835,012
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,849	1,881,579
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		5,195	4,948,237
6.25%, 5/15/25(1)		1,820	1,813,521
7.00%, 2/15/29(1)		753	758,749
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		521	522,995

			$24,202,338

Metals & Mining — 2.2%
Arconic Corp., 6.125%, 2/15/28(1)		787	$839,190
Constellium SE, 5.875%, 2/15/26(1)		1,392	1,430,628
Eldorado Gold Corp., 9.50%, 6/1/24(1)		310	335,930
First Quantum Minerals, Ltd.:
6.875%, 3/1/26(1)		448	468,966
7.50%, 4/1/25(1)		2,736	2,840,201
Freeport-McMoRan, Inc., 5.45%, 3/15/43		2,787	3,586,367
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,499	1,527,106
6.125%, 4/1/29(1)		1,001	1,081,080
New Gold, Inc.:
6.375%, 5/15/25(1)		863	889,969
7.50%, 7/15/27(1)		2,994	3,232,233
Novelis Corp.:
3.25%, 11/15/26(1)(9)		1,005	1,021,366
4.75%, 1/30/30(1)		1,281	1,365,745

Security	Principal Amount* (000’s omitted)	Value
5.875%, 9/30/26(1)	2,118	$2,200,549

		$20,819,330

Paper — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	$3,470,427

		$3,470,427

Restaurant — 1.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$1,778,443
4.00%, 10/15/30(1)	3,866	3,860,549
5.75%, 4/15/25(1)	581	613,943
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	788	765,345
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	3,410	3,620,257
IRB Holding Corp., 7.00%, 6/15/25(1)	679	724,832

		$11,363,369

Services — 4.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,598	$2,671,458
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	1,682	1,686,255
6.625%, 7/15/26(1)	2,882	3,054,920
9.75%, 7/15/27(1)	1,600	1,757,144
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,614	1,622,070
4.625%, 6/1/28(1)	1,076	1,077,345
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25(1)	658	667,459
5.375%, 3/1/29(1)	1,088	1,132,956
5.75%, 7/15/27(1)	838	877,365
5.75%, 7/15/27(1)	1,050	1,094,657
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	3,564	3,586,596
Gartner, Inc.:
3.625%, 6/15/29(1)	605	620,125
3.75%, 10/1/30(1)	1,023	1,052,580
4.50%, 7/1/28(1)	1,449	1,534,129
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	3,641	3,764,976
Korn Ferry, 4.625%, 12/15/27(1)	599	620,516
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,835,984
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	760	890,165
SRS Distribution, Inc., 6.125%, 7/1/29(1)	1,668	1,709,200
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	1,300	1,321,125
Terminix Co., LLC (The), 7.45%, 8/15/27	5,185	6,116,926
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,712	1,793,320
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	743	828,018
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	768	820,823
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(12)	981	1,012,936

		$43,149,048

Steel — 1.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$2,349,047
Allegheny Technologies, Inc., 5.875%, 12/1/27	86	90,202

Security	Principal Amount* (000’s omitted)	Value
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,614	$1,776,877
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	4,097,313
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	4,440	4,745,605
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)	1,133	1,256,259
TMS International Corp., 6.25%, 4/15/29(1)	857	900,707

		$15,216,010

Super Retail — 2.6%
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	845	$870,206
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	1,048	1,079,367
L Brands, Inc.:
6.625%, 10/1/30(1)	201	232,155
6.75%, 7/1/36	694	885,811
6.875%, 11/1/35	2,726	3,511,661
6.95%, 3/1/33	587	718,429
7.60%, 7/15/37	426	546,183
9.375%, 7/1/25(1)	502	651,345
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)	1,710	1,755,341
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	905	954,295
4.375%, 1/15/31(1)	1,379	1,505,682
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	2,302	2,393,182
7.75%, 2/15/29(1)	1,765	1,937,520
Sonic Automotive, Inc., 6.125%, 3/15/27	4,367	4,562,292
Victoria’s Secret & Co., 4.625%, 7/15/29(1)	1,355	1,358,571
William Carter Co. (The):
5.50%, 5/15/25(1)	499	526,562
5.625%, 3/15/27(1)	1,510	1,581,725

		$25,070,327

Technology — 2.6%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)	1,901	$1,907,463
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)	1,559	1,592,394
4.00%, 7/1/29(1)	1,006	1,035,923
CDK Global, Inc., 5.25%, 5/15/29(1)	984	1,073,485
Endure Digital, Inc., 6.00%, 2/15/29(1)	1,221	1,187,490
Imola Merger Corp., 4.75%, 5/15/29(1)	3,822	3,949,980
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,045	1,086,852
ON Semiconductor Corp., 3.875%, 9/1/28(1)	2,432	2,536,527
Open Text Corp., 3.875%, 2/15/28(1)	1,596	1,651,317
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,531,258
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)	412	425,512
8.25%, 2/1/28(1)	2,892	3,152,367
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	961	1,018,276
VM Consolidated, Inc., 5.50%, 4/15/29(1)	2,333	2,385,469

		$24,534,313

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 4.8%
Altice France Holding S.A.:
6.00%, 2/15/28(1)		884	$872,950
10.50%, 5/15/27(1)		1,614	1,777,530
Altice France S.A.:
5.125%, 7/15/29(1)		1,060	1,069,180
5.50%, 1/15/28(1)		1,052	1,079,736
7.375%, 5/1/26(1)		1,547	1,610,814
8.125%, 2/1/27(1)		4,715	5,111,272
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		4,256	4,479,440
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,163	1,193,046
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		2,084	2,124,377
5.25%, 3/15/26		2,180	2,253,837
Sprint Capital Corp., 6.875%, 11/15/28		1,780	2,298,621
Sprint Corp.:
7.125%, 6/15/24		1,813	2,086,763
7.625%, 2/15/25		3,285	3,876,645
7.625%, 3/1/26		1,199	1,466,119
7.875%, 9/15/23		2,800	3,171,420
T-Mobile USA, Inc.:
2.25%, 2/15/26		844	854,651
2.625%, 2/15/29		1,505	1,507,378
2.875%, 2/15/31		903	909,235
4.75%, 2/1/28		1,095	1,165,409
Telecom Italia Capital S.A., 6.00%, 9/30/34		1,334	1,533,566
Telecom Italia SpA, 5.303%, 5/30/24(1)		880	955,377
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,445	1,472,094
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	1,106	1,567,780
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		600	612,183
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)		913	930,265

			$45,979,688

Transport Excluding Air & Rail — 0.5%
Explorer II AS, 3.375%, 2/24/25	EUR	1,800	$2,027,205
Seaspan Corp., 5.50%, 8/1/29(1)		2,386	2,382,326

			$4,409,531

Utility — 2.8%
Calpine Corp.:
4.50%, 2/15/28(1)		1,810	$1,866,562
4.625%, 2/1/29(1)		1,060	1,047,905
5.00%, 2/1/31(1)		420	425,664
5.125%, 3/15/28(1)		2,554	2,589,283
Drax Finco PLC, 6.625%, 11/1/25(1)		1,176	1,212,750
FirstEnergy Corp., Series B, 4.40%, 7/15/27		2,275	2,537,530
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		1,200	1,226,820
NRG Energy, Inc.:
3.375%, 2/15/29(1)		970	967,575
3.625%, 2/15/31(1)		1,617	1,631,432

Security	Principal Amount* (000’s omitted)	Value
5.25%, 6/15/29(1)	1,247	$1,339,135
7.25%, 5/15/26	2,324	2,420,411
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,566	1,619,565
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	3,223,624
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	1,965	2,018,723
5.00%, 7/31/27(1)	2,344	2,426,005

		$26,552,984

Total Corporate Bonds (identified cost $768,624,445)		$808,190,847

Preferred Stocks — 0.5%

Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(11)	147,488	$4,579,502

Total Preferred Stocks (identified cost $4,129,729)		$4,579,502

Senior Floating-Rate Loans — 6.0%(13)

Borrower/Description	Principal Amount (000’s omitted)	Value
Air Transportation — 0.7%
Air Canada, Term Loan, 7/27/28(14)	$1,831	$1,836,341
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	3,144	3,338,897
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	1,373	1,452,119

		$6,627,357

Automotive & Auto Parts — 0.4%
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	$2,144	$2,140,547
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	1,697	1,704,424

		$3,844,971

Cable & Satellite TV — 0.1%
DIRECTV Financing, LLC, Term Loan, 7/22/27(14)	$1,483	$1,482,165

		$1,482,165

Food, Beverage & Tobacco — 0.1%
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$825	$829,733

		$829,733

Gaming — 0.2%
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(14)	$637	$636,418
Spectacle Gary Holdings, LLC:
Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	1,229	1,339,816
Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	89	97,088

		$2,073,322

Borrower/Description	Principal Amount (000’s omitted)	Value
Healthcare — 1.0%
Envision Healthcare Corporation, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$1,926	$1,652,698
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	4,840	4,851,093
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 11/16/25	555	550,705
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,122	2,122,000

		$9,176,496

Hotels — 0.3%
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	$2,671	$2,573,361

		$2,573,361

Insurance — 0.6%
Asurion, LLC:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 7/31/27	$377	$370,362
Term Loan - Second Lien, 5.342%, (1 mo. USD LIBOR + 5.25%), 1/31/28	3,620	3,607,178
Term Loan - Second Lien, 1/20/29(14)	1,926	1,921,185

		$5,898,725

Metals & Mining — 0.2%
American Rock Salt Company, LLC, Term Loan, 6/4/28(14)	$1,758	$1,763,494

		$1,763,494

Restaurant — 0.2%
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$1,688	$1,684,607

		$1,684,607

Services — 0.7%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$1,910	$1,900,900
SRS Distribution, Inc., Term Loan, 6/2/28(14)	2,203	2,190,608
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(14)	2,338	2,381,524

		$6,473,032

Super Retail — 0.3%
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	$3,404	$3,406,482

		$3,406,482

Technology — 1.1%
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	$1,135	$1,121,519
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27	4,285	4,272,297
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,910	1,900,318
Riverbed Technology, Inc.:
Term Loan, 12/31/25(14)	1,526	1,445,067
Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	2,591	2,051,547

		$10,790,748

Borrower/Description	Principal Amount (000’s omitted)	Value
Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	$1,012	$1,021,766

		$1,021,766

Total Senior Floating-Rate Loans (identified cost $58,493,103)		$57,646,259

Miscellaneous — 0.8%

Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(6)	8,415,190	$0

		$0

Gaming — 0.8%
PGP Investors, LLC, Membership Interests(5)(6)(7)	15,326	$7,960,813

		$7,960,813

Services — 0.0%(15)
Hertz Corp., Escrow Certificates(5)	$502,000	$41,415

		$41,415

Total Miscellaneous (identified cost $1,496,451)		$8,002,228

Short-Term Investments — 3.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(16)	35,911,494	$35,911,494

Total Short-Term Investments (identified cost $35,911,494)		$35,911,494

Total Investments — 101.3% (identified cost $917,557,713)		$965,030,705

Other Assets, Less Liabilities — (1.3)%		$(11,926,914)

Net Assets — 100.0%		$953,103,791

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $569,206,443 or 59.7% of the Portfolio’s net assets.

(2)	When-issued, variable rate security whose interest rate will be determined after July 31, 2021.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(5)	Non-income producing security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $16,272,173 or 1.7% of the Portfolio’s net assets.

(9)	When-issued security.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(15)	Amount is less than 0.05%.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(17)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	831,874	CAD	1,045,000	State Street Bank and Trust Company	10/29/21	$—	$(5,678)
USD	18,044,568	EUR	15,246,074	State Street Bank and Trust Company	10/29/21	—	(72,105)
USD	1,561,442	GBP	1,124,387	State Street Bank and Trust Company	10/29/21	—	(1,752)

						$—	$(79,535)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.36.V1)	$9,000	1.00 (pays quaterly	% )(1)	6/20/26	$879,632	$(888,561)	$(8,929)

Total					$879,632	$(888,561)	$(8,929)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At July 31, 2021, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$941,019
HF Holdings, Inc.	10/27/09	13,600	730,450	776,832
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$2,407,317	$1,717,851

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18	15,326	$1,496,451	$7,960,813

Total Miscellaneous			$1,496,451	$7,960,813

Total Restricted Securities			$4,494,768	$9,678,664

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $35,911,494, which represents 3.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$ 9,344,574	$ 356,068,239	$(329,501,657)	$ 338	$ —	$ 35,911,494	$ 15,255	35,911,494

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$3,961,361	$—	$3,961,361
Commercial Mortgage-Backed Securities	—	2,911,709	—	2,911,709
Common Stocks	28,549,914	6,421,228	1,717,851	36,688,993
Convertible Bonds	—	3,321,466	—	3,321,466
Convertible Preferred Stocks	3,816,846	—	0	3,816,846
Corporate Bonds	—	808,190,847	—	808,190,847
Preferred Stocks	4,579,502	—	—	4,579,502
Senior Floating-Rate Loans	—	57,646,259	—	57,646,259
Miscellaneous	—	41,415	7,960,813	8,002,228
Short-Term Investments	—	35,911,494	—	35,911,494
Total Investments	$36,946,262	$918,405,779	$9,678,664	$965,030,705
Swap Contracts	—	879,632	—	879,632
Total	$36,946,262	$919,285,411	$9,678,664	$965,910,337

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(79,535)	$—	$(79,535)
Total	$—	$(79,535)	$—	$(79,535)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract.

When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.